UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 132.7%

New Jersey — 129.3%
Corporate — 12.1%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(a)(b)	$2,350	$24,675
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 06/01/29	7,700	7,920,759
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,730	1,920,196
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	7,195	7,986,018
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25(c)	415	483,255
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	3,450	3,829,742
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	440	460,377
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 07/01/46	2,255	2,281,564
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	9,900	10,157,895
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	4,100	4,258,588
Provident Group-Monteclair Properites LLC (AGM), 5.00%, 06/01/37	2,280	2,444,137
Sub Series A, 5.00%, 07/01/33	1,175	1,239,120
Sub Series A, 4.00%, 07/01/34	1,270	1,201,166
Teaneck Community Charter School Project, Series A, 4.25%, 09/01/27(d)	210	203,517

		44,411,009
County/City/Special District/School District — 21.7%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,404,534
5.25%, 11/01/44	12,000	12,622,920
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 07/01/33	1,565	1,699,606
5.00%, 07/01/35	2,425	2,621,813

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of Margate New Jersey, GO, Refunding, Improvement(e):
5.00%, 01/15/21	$1,200	$1,272,888
5.00%, 01/15/21	1,075	1,140,295
City of Margate New Jersey, GO, Refunding Improvement, 5.00%, 01/15/21(e)	1,195	1,267,584
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 07/01/33	755	756,019
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(d)	6,365	6,384,604
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	4,540	5,472,380
5.50%, 10/01/29	8,505	10,303,552
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC)(e):
5.25%, 01/01/19	2,000	2,011,000
5.38%, 01/01/19	8,000	8,045,600
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 09/01/40	2,480	2,724,702
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	2,840	3,332,712
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 05/01/42	2,320	2,484,906
County of Union New Jersey Utilities Authority, Refunding RB, Resources Recovery Facility, Covanta Union, Inc., AMT, Series A, 5.25%, 12/01/31	670	721,188
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 03/01/38	2,750	3,006,767
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	5,000	5,547,650

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	$4,750	$5,407,732

		79,228,452
Education — 21.6%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	950	940,538
New Jersey EDA, RB:
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/38	160	166,798
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/50	410	423,674
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(d)	330	336,254
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(d)	1,030	1,027,497
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(d)	1,685	1,676,322
MSU Student Housing Project Provide, 5.75%, 06/01/20(e)	1,000	1,056,750
MSU Student Housing Project Provide, 5.88%, 06/01/20(e)	3,000	3,176,070
School Facilities Construction (AGC), 5.50%, 12/15/18(e)	2,690	2,701,702
School Facilities Construction (AGC), 5.50%, 12/15/34	50	50,196
Team Academy Charter School Project, 6.00%, 10/01/33	4,780	5,186,921
New Jersey EDA, Refunding RB, Series A(d):
Greater Brunswick Charter School, Inc. Project, 5.63%, 08/01/34	630	629,609
Greater Brunswick Charter School, Inc. Project, 5.88%, 08/01/44	1,070	1,060,766
Greater Brunswick Charter School, Inc. Project, 6.00%, 08/01/49	555	550,321
Teaneck Community Charter School Project, 5.00%, 09/01/37	805	778,250
Teaneck Community Charter School Project, 5.13%, 09/01/52	1,700	1,617,448

Security	Par (000)	Value
Education (continued)
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/32	$4,000	$4,184,800
Rider University Issue, Series F, 4.00%, 07/01/42	1,945	1,762,034
Rider University Issue, Series F, 5.00%, 07/01/47	1,385	1,443,239
New Jersey Educational Facilities Authority, Refunding RB:
Kean University, Series A, 5.50%, 09/01/19(e)	7,260	7,472,282
Montclair State University, Series A, 5.00%, 07/01/44	12,960	14,124,067
New Jersey Institute of Technology, Series H, 5.00%, 07/01/31	2,120	2,206,136
Ramapo College, Series B, 5.00%, 07/01/42	690	736,037
Rider University, Series A, 5.00%, 07/01/32	1,000	1,033,150
Seton Hall University, Series D, 5.00%, 07/01/38	500	541,840
Stevens Institute of Technology, Series A, 4.00%, 07/01/47	955	924,841
University of Medicine & Dentistry, Series B, 7.13%, 06/01/19(e)	1,300	1,338,844
University of Medicine & Dentistry, Series B, 7.50%, 06/01/19(e)	1,000	1,032,040
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, AMT:
Sub-Series C, 4.00%, 12/01/48	1,450	1,365,262
Series 1A, 5.00%, 12/01/22	915	984,769
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	3,400	3,572,720
Series 1A, 5.00%, 12/01/25	850	870,298
Series 1A, 5.00%, 12/01/26	545	557,840
Series 1A, 5.25%, 12/01/32	1,700	1,746,376
Student Loan, Series 1A, 5.13%, 12/01/27	145	148,497
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/40	3,000	3,291,420
5.00%, 07/01/42	2,455	2,615,287
5.00%, 07/01/45	4,500	4,923,090

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	$720	$774,828

		79,028,813
Health — 9.3%
County of Burlington New Jersey Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 01/01/38	1,700	1,603,814
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 02/15/34	590	620,120
New Jersey Health Care Facilities Financing Authority, RB:
Inspira Health Obligated Group, 5.00%, 07/01/42	1,685	1,823,945
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	2,400	2,634,024
Virtua Health, Series A (AGC), 5.50%, 07/01/38	4,150	4,242,960
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(e)	4,990	5,479,170
Princeton Healthcare System, 5.00%, 07/01/34	860	958,866
Princeton Healthcare System, 5.00%, 07/01/39	2,530	2,783,051
Robert Wood Johnson University Hospital, 5.00%, 01/01/20(e)	1,000	1,032,790
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/43	1,635	1,635,997
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	3,305	3,619,272
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(e)	1,850	2,011,005
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(e)	5,140	5,587,334

		34,032,348
Housing — 4.6%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	3,860	3,907,246

Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, RB (continued):
S/F Housing, Series CC, 5.00%, 10/01/34	$2,200	$2,218,920
New Jersey Housing & Mortgage Finance Agency, Refunding RB:
M/F Housing, Series A, 4.00%, 11/01/48	305	297,192
M/F Housing, Series A, 4.10%, 11/01/53	180	175,106
S/F Housing, Series A, 3.75%, 10/01/35	5,260	5,105,672
Series D, AMT, 4.25%, 11/01/37	1,260	1,248,647
Newark Housing Authority, RB:
M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,201,000
South Ward Police Facility (AGC), 6.75%, 12/01/19(e)	1,750	1,838,760

		16,992,543
State — 9.0%
Garden State Preservation Trust, RB, CAB, Series B (AGM)(f):
0.00%, 11/01/23	1,460	1,263,732
0.00%, 11/01/26	6,000	4,621,860
0.00%, 11/01/27	4,000	2,953,400
0.00%, 11/01/28	4,540	3,209,281
New Jersey EDA, RB, School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,149,165
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 06/15/26	1,250	1,318,837
Cigarette Tax, 5.00%, 06/15/28	975	1,021,576
Cigarette Tax, 5.00%, 06/15/29	2,260	2,361,700
Cigarette Tax (AGM), 5.00%, 06/15/22	3,690	3,966,160
School Facilities Construction, 5.25%, 06/15/19(e)	265	270,403
School Facilities Construction, Series AA, 5.25%, 06/15/19(e)	70	71,427
School Facilities Construction, Series AA, 5.50%, 06/15/19(e)	2,340	2,391,293
School Facilities Construction, Series AA, 5.50%, 12/15/29	1,160	1,179,210
School Facilities Construction, Series AA, 5.25%, 12/15/33	665	674,669
School Facilities Construction, Series GG, 5.25%, 09/01/27	4,295	4,484,152

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 06/15/19(e)	$1,900	$1,938,741

		32,875,606
Tobacco — 3.6%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	1,595	1,685,931
Sub-Series B, 5.00%, 06/01/46	11,375	11,521,510

		13,207,441
Transportation — 48.1%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 01/01/40	4,000	4,340,040
Series D, 5.00%, 01/01/40	2,585	2,648,384
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	15,780	16,881,129
(AGM), 5.00%, 01/01/31	1,000	1,080,060
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(e)(g)	16,000	17,562,400
Series A, 5.00%, 07/01/22(e)	1,015	1,114,115
Series A, 5.00%, 01/01/35	1,060	1,173,600
Series E, 5.25%, 01/01/19(e)	4,865	4,891,368
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 01/01/22(e)	1,000	1,086,050
Series B, 5.00%, 01/01/34	1,150	1,289,932
Series G, 4.00%, 01/01/43	1,445	1,433,874
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32(f)	5,250	2,855,475
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(f)	4,140	1,837,994
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,000	2,173,940
Transportation Program, Series AA, 5.00%, 06/15/38	9,490	9,813,230
Transportation Program, Series AA, 5.25%, 06/15/41	5,000	5,232,750

Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, 6.00%, 12/15/38	$3,220	$3,235,134
Transportation System, Series A, 6.00%, 06/15/35	11,440	12,268,027
Transportation System, Series A, 5.88%, 12/15/38	5,975	6,002,186
Transportation System, Series A, 5.50%, 06/15/41	8,330	8,694,354
Transportation System, Series A, 5.00%, 06/15/42	6,885	7,035,368
Transportation System, Series A (AGC), 5.63%, 12/15/28	1,450	1,456,525
Transportation System, Series A (AGC), 5.50%, 12/15/38	2,000	2,008,700
Transportation System, Series AA, 5.50%, 06/15/39	8,205	8,704,849
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement, 5.00%, 06/15/31	5,540	5,998,878
Transportation System, 5.00%, 12/15/32	3,530	3,763,686
Transportation System, 5.00%, 12/15/35	2,015	2,122,883
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	4,000	4,410,640
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	250	264,823
Consolidated, 93rd Series, 6.13%, 06/01/94	5,000	5,797,250
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,239,640
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	4,580	4,903,852
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 07/15/36	8,500	9,018,330
172nd Series, AMT, 5.00%, 10/01/34	2,500	2,663,550
206th Series, AMT, 5.00%, 11/15/42	1,365	1,483,823
206th Series, AMT, 5.00%, 11/15/47	1,525	1,650,492

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/48	$2,620	$2,745,419

		175,882,750
Utilities — 1.5%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC)(f):
0.00%, 09/01/31	6,000	3,800,880
0.00%, 09/01/33	2,650	1,536,311

		5,337,191

Total Municipal Bonds in New Jersey		480,996,153

Puerto Rico — 1.2%
Tobacco — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	2,155	2,185,601
5.63%, 05/15/43	2,060	2,088,037

Total Municipal Bonds in Puerto Rico		4,273,638

Total Municipal Bonds — 132.7% (Cost — $470,569,045)		485,269,791

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New Jersey — 33.6%
County/City/Special District/School District — 8.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	2,560	2,814,208
County Deficiency Agreement, 5.00%, 06/15/41	6,982	7,415,529
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	20,310	21,844,319

		32,074,056

Security	Par (000)	Value
Education — 4.2%
Rutgers - The State University of New Jersey, Refunding RB:
Series F, 5.00%, 05/01/19(e)	$4,502	$4,571,368
Series L, 5.00%, 05/01/43	10,000	10,883,850

		15,455,218
Health — 1.5%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	5,555	5,370,574

State — 6.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,302,928
New Jersey EDA, RB, School Facilities Construction (AGC)(e):
6.00%, 12/15/18	7,494	7,531,011
6.00%, 12/15/18	106	106,571
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 03/01/29(g)	8,017	8,420,111

		22,360,621
Transportation — 13.0%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 01/01/38(e)	13,520	14,799,229
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC) (AGM), 5.00%, 12/15/32	6,700	6,709,916
Series B, 5.25%, 06/15/36(g)	8,502	8,851,460

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	$16,255	$17,203,574

		47,564,179

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.6% (Cost — $118,675,392)		122,824,648

Total Long-Term Investments — 166.3% (Cost — $589,244,437)		608,094,439

Security	Shares	Value
Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.45%(i)(j)	537,465	$537,519

Total Short-Term Securities — 0.1% (Cost — $537,519)		537,519

Total Investments — 166.4% (Cost — $589,781,956)		608,631,958
Other Assets Less Liabilities — 2.0%		7,361,239
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.3)%		(70,524,724)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.1)%		(179,692,659)

Net Assets Applicable to Common Shares — 100.0%		$365,775,814

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Zero-coupon bond.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020, is $22,639,581.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Annualized 7-day yield as of period end.
(j)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	391,750	145,715	537,465	$537,519	$11,403	$(39)	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, theFund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	29	12/19/18	$3,435	$18,460
Long U.S. Treasury Bond	58	12/19/18	8,011	191,920
5-Year U.S. Treasury Note	42	12/31/18	4,720	21,319

				$231,699

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$608,094,439	$—	$608,094,439
Short-Term Securities	537,519	—	—	537,519

	$537,519	$608,094,439	$—	$608,631,958

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$231,699	$—	$—	$231,699

(a)	See above Schedule of Investments for values in each sector
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(70,287,619)	$—	$(70,287,619)
VRDP Shares at Liquidation Value	—	(180,000,000)	—	(180,000,000)

	$—	$(250,287,619)	$—	$(250,287,619)

During the period ended October 31, 2018, there were no transfers between levels.

8

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: December 19, 2018